Non-current Provisions - Detailed Information About Non-current Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Noncurrent Provisions [abstract]
Reclamation and closure cost obligations	$ 660	$ 599	$ 622
Less: current portion included in other current liabilities	(79)	(59)
Non-current portion of reclamation and closure cost obligation	581	540
Other	38	70
Non-current provision	$ 619	$ 610